TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of deferred income taxes
	December 31,
	2024	2023

Net operating loss carry forward	$7,964	$5,698

Research and development expenses	2,245	1,179
Other	37	48

Less: Valuation allowance	(10,246)	(6,925)

Net deferred tax asset	$-	$-

Schedule of unrecognized tax benefits
	December 31,
	2024	2023	2022

Opening balance	$251	$243	$234
Tax positions taken in the current year	-	-	-
Interest and Exchange rate differences	8	8	9

Closing balance	$259	$251	$243